Financial Instruments	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 9:- FINANCIAL INSTRUMENTS

a.	Classification of financial assets and financial liabilities:

The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, “Financial Instruments”:

		June 30,		December 31,
		2026	2025	2025
		Unaudited		Audited
	Note	USD in thousands
Financial assets:
Cash, cash equivalents and restricted deposits		$4,458	$1,566	$4,611
Current maturities of long-term loan		451	451	451
Related parties		15	208	15
Other receivables		6	49	97

		$4,930	$2,274	$5,174

Investments in financial assets		$487	$326	$997

Financial liabilities:
Credit from others		$70	$-	$85
Convertible debentures and promissory note		2,336	2,086
Loans		343	-	356
Lease liability		-	25	10

Total financial and lease liabilities		$2,749	$2,111	$451

b.	Assets and liabilities measured at fair value on a recurring basis were presented on the Company’s statement of financial position as of June 30, 2026, as follows:

	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance June 30, 2026
Short-term investment- Nexentis shares	$302	$-	$-	$302
Short-term investment- Clearmind shares	*	-	-	*
Short-term investment- AutoMax shares	181	-	-	181
Short-term investment- Nexera shares	2	-	-	2
Short-term investment- Polyrizon Series A warrants	2	-	-	2
Convertible debentures and promissory note	-	(2,336)	-	(2,336)
Earn-out liability (current portion and non-current)	-	-	(1,989)	(1,989)

	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance December 31, 2025
Short-term investment- Nexentis shares	$824	$-	$-	$824
Short-term investment- Clearmind shares	*	-	-	*
Short-term investment- AutoMax shares	169	-	-	169
Short-term investment- Nexera shares	2	-	-	2
Short-term investment- Polyrizon Series A warrants	2	-	-	2